UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21348

Name of Fund:  BlackRock Muni Intermediate Duration Fund, Inc. (MUI)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Muni Intermediate Duration Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2015

Date of reporting period: 01/31/2015

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2015 (Unaudited)	BlackRock Muni Intermediate Duration Fund, Inc. (MUI) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 2.8%
City of Birmingham Alabama Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC), 6.00%, 6/01/34	$4,615	$5,447,361
County of Jefferson Alabama, RB, Limited Obligation School, Series A:
5.50%, 1/01/21	5,500	5,568,750
5.25%, 1/01/23	6,500	6,581,250

		17,597,361
Arizona — 5.2%
Arizona Board of Regents, University of Arizona, RB, 5.00%, 8/01/28	2,000	2,368,280
Arizona Health Facilities Authority, Refunding RB, Phoenix Children’s Hospital, Series A, 5.00%, 2/01/30	2,685	3,029,136
City of Phoenix Arizona IDA, RB, Facility, Legacy Traditional Schools Project, Series A, 5.75%, 7/01/24 (a)	750	832,245
City of Tucson Arizona, COP, (AGC):
4.25%, 7/01/21	1,870	2,068,837
4.25%, 7/01/22	1,895	2,077,868
City of Tucson Arizona, COP, Refunding, (AGC), 4.00%, 7/01/20	2,325	2,589,910
County of Maricopa Arizona IDA, RB, Arizona Charter School Project 1, Series A, 6.63%, 7/01/20	570	556,953
County of Pima Arizona IDA, RB, Arizona Charter Schools Project, Series K, 6.38%, 7/01/31	895	902,554
County of Pima Arizona IDA, Refunding RB, Tucson Electric Power Co. Project, San Juan Project, Series A, 4.95%, 10/01/20	2,325	2,724,016
County of Pinal Arizona Electric District No. 3, Refunding RB, 5.00%, 7/01/25	1,600	1,849,728
Glendale Union School District No 205, GO, Series C:
5.00%, 7/01/24	1,945	2,381,555
5.00%, 7/01/27	500	596,045
Phoenix-Mesa Gateway Airport Authority, RB, Mesa Project, AMT:
5.00%, 7/01/27	700	814,744
5.00%, 7/01/32	1,925	2,188,956
Municipal Bonds	Par (000)	Value
Arizona (concluded)
Salt River Project Agricultural Improvement & Power District, RB, Series A, 5.00%, 1/01/25	$4,000	$4,489,960
Scottsdale IDA, Refunding RB, Scottsdale Healthcare, Series C (AGM), 5.00%, 9/01/35	2,050	2,274,947
State of Arizona, COP, Department of Administration, Series A (AGM), 4.25%, 10/01/23	1,000	1,100,980

		32,846,714
Arkansas — 2.5%
Arkansas State University, RB, 5.00%, 12/01/33	480	566,256
City of Benton, RB:
5.00%, 6/01/28	600	718,302
5.00%, 6/01/29	1,055	1,258,826
University of Arkansas, Refunding RB:
5.00%, 3/01/30	1,500	1,836,945
5.00%, 3/01/31	2,315	2,821,175
5.00%, 3/01/33	5,845	7,059,357
5.00%, 3/01/34	1,270	1,528,864

		15,789,725
California — 3.4%
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 5.00%, 8/15/22	2,135	2,557,346
California Pollution Control Financing Authority, RB, Mandatory Put Bonds, Republic Services, Inc. Project, Series B, AMT, 5.25%, 6/01/23 (b)	605	662,094
California Pollution Control Financing Authority, Refunding RB, Pacific Gas, Series C, AMT (NPFGC), 4.75%, 12/01/23	5,000	5,351,100
City of San Jose California, Refunding ARB, Series A-1, AMT, 5.00%, 3/01/25	2,000	2,289,980
State of California, GO:
5.50%, 4/01/28	15	15,064
5.00%, 11/01/32	2,000	2,218,960

BLACKROCK MUNI INTERMEDIATE DURATION FUND, INC.	JANUARY 31, 2015	1

Schedule of Investments (continued)	BlackRock Muni Intermediate Duration Fund, Inc. (MUI) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (concluded)
State of California, Refunding, GO, Various Purposes, 5.75%, 4/01/31	$7,000	$8,256,990

		21,351,534
Colorado — 0.9%
Denver Urban Renewal Authority, Refunding, Tax Allocation Bond, Stapleton, Senior-Series A-1, 5.00%, 12/01/23	2,500	3,003,050
University of Northern Colorado, Refunding RB, Series A, 5.00%, 6/01/31	2,000	2,421,380

		5,424,430
Connecticut — 2.3%
Connecticut State Development Authority, RB, Learjet, Inc. Project, AMT, 7.95%, 4/01/26	1,160	1,193,292
Connecticut State Health & Educational Facility Authority, Refunding RB, Lawrence & Memorial Hospital, Series F, 5.00%, 7/01/31	4,530	5,103,226
State of Connecticut, GO, Series B, 5.00%, 4/15/31	6,990	8,303,212

		14,599,730
Florida — 6.5%
County of Broward Florida School Board, COP, Refunding, Series A (AGM), 5.00%, 7/01/24	10,000	11,697,000
County of Highlands Health Facilities Authority, Refunding RB, Adventist Health, Series G, 5.13%, 11/15/16 (c)	35	37,941
County of Lee Florida, Refunding ARB, Series A, AMT:
5.50%, 10/01/23	1,000	1,205,440
(AGM), 5.00%, 10/01/27	1,635	1,866,467
County of Miami-Dade Florida, RB, AMT, Series B:
6.00%, 10/01/28	3,470	4,334,481
6.00%, 10/01/29	3,480	4,331,765
County of Miami-Dade Florida Transit System Sales Surtax Revenue, Refunding RB, 5.00%, 7/01/32	1,500	1,753,590
County of Miami-Dade Florida Water & Sewer System Revenue, Refunding RB, Series C (BHAC), 5.00%, 10/01/23	8,000	9,078,240
Municipal Bonds	Par (000)	Value
Florida (concluded)
Greater Orlando Aviation Authority Airport Facilities, Refunding RB, AMT, Series B:
5.00%, 10/01/25	$1,000	$1,153,830
5.00%, 10/01/26	2,935	3,380,151
Midtown Miami Community Development District, Refunding, Special Assessment Bonds, Series A, 4.25%, 5/01/24	2,000	2,183,020
Sterling Hill Community Development District, Refunding RB, Special Assessment Bonds, Series B, 5.50%, 11/01/10 (d)(e)	155	93,000

		41,114,925
Georgia — 1.1%
Fulton County Development Authority, Refunding RB, Robert Woodruff, Series B, 5.25%, 3/15/24	3,000	3,404,730
Medical Center Hospital Authority, Refunding RB, Columbus Regional Healthcare (AGM):
4.00%, 8/01/23	1,500	1,618,020
4.13%, 8/01/24	2,000	2,155,800

		7,178,550
Guam — 0.4%
Territory of Guam, RB, Section 30, Series A, 5.38%, 12/01/24	2,100	2,350,047
Hawaii — 0.9%
State of Hawaii Airports System, Refunding ARB, Series A, 5.25%, 7/01/29	5,000	5,848,900
Illinois — 16.2%
City of Chicago Illinois, Refunding RB, GO, Series A, 5.25%, 1/01/30	1,000	1,096,110
City of Chicago Illinois Midway International Airport, Refunding ARB, 2nd Lien, Series A, AMT, 5.50%, 1/01/32	1,500	1,770,660
City of Chicago Illinois Midway International Airport, Refunding RB, AMT, Series A, 5.00%, 1/01/32	5,000	5,710,100
City of Chicago Illinois O’Hare International Airport, Refunding GARB, AMT:
Series C, 5.25%, 1/01/28	1,350	1,589,733
Series C, 5.25%, 1/01/29	3,020	3,537,537

2	BLACKROCK MUNI INTERMEDIATE DURATION FUND, INC.	JANUARY 31, 2015

Schedule of Investments (continued)	BlackRock Muni Intermediate Duration Fund, Inc. (MUI) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Illinois (concluded)
City of Chicago Illinois O’Hare International Airport, Refunding GARB, AMT (concluded):
Senior Lien, Series A, 5.00%, 1/01/23	$13,000	$15,527,720
City of Chicago Illinois Transit Authority, RB, 5.25%, 12/01/31	3,700	4,328,001
Madison-Macoupin Etc Counties Community College District No. 536, GO, Refunding, Lewis & Clark Community College:
5.00%, 5/01/30	475	540,498
5.00%, 5/01/31	500	568,310
5.00%, 5/01/32	500	569,615
McHenry County Conservation District, GO, 5.13%, 2/01/17 (c)	12,695	13,868,780
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	3,500	4,187,365
6.25%, 6/01/24	12,750	13,747,433
State of Illinois, GO:
5.25%, 2/01/30	5,000	5,633,700
5.00%, 5/01/30	10,000	11,101,200
State of Illinois Toll Highway Authority, RB, Series A, 5.00%, 1/01/34	9,140	10,629,637
Village of Hodgkins Illinois, RB, MBM Project, AMT, 5.90%, 11/01/17	6,000	6,011,520
Village of Wheeling Illinois, Tax Allocation Bonds, North Milwaukee/Lake-Cook TIF Project, 6.00%, 1/01/25	1,290	1,290,748

		101,708,667
Indiana — 4.0%
City of Whiting Indiana, RB, BP Products North America, Inc. Project, 5.25%, 1/01/21	4,800	5,681,424
County of Jasper Indiana, Refunding RB, Northern Indiana Public Service Co., Series C (NPFGC), 5.85%, 4/01/19	2,000	2,289,860
Indiana Finance Authority, RB, Wastewater, 1st Lien, Series A, 5.25%, 10/01/31	10,000	11,880,400
Municipal Bonds	Par (000)	Value
Indiana (concluded)
Indiana Finance Authority, Refunding RB, US Steel Corp. Project, 6.00%, 12/01/19	$5,000	$5,605,750

		25,457,434
Iowa — 1.0%
Iowa Higher Education Loan Authority, RB, Private College Facility:
5.25%, 4/01/23	695	815,124
5.25%, 4/01/24	730	865,174
5.25%, 4/01/25	520	611,598
5.25%, 4/01/26	360	420,527
Iowa Higher Education Loan Authority, Refunding RB, Private College Facility:
5.00%, 9/01/22	2,315	2,385,353
Upper Iowa University Project, 5.00%, 9/01/20	1,000	1,048,560

		6,146,336
Kansas — 1.4%
Kansas Development Finance Authority, Refunding RB, Adventist Health System/Sunbelt Obligated Group, Series C, 5.00%, 11/15/23	1,500	1,731,030
Seward County Unified School District No 480 Liberal, GO, Refunding, 5.00%, 9/01/33	6,000	6,927,420

		8,658,450
Kentucky — 1.5%
State of Kentucky Property & Building Commission, Refunding RB, Project No. 93 (AGC), 5.25%, 2/01/24	8,000	9,279,840
Louisiana — 4.4%
City of Bossier City Louisiana Utilities, Refunding RB, 5.00%, 10/01/32	2,000	2,387,220
City of New Orleans Louisiana Aviation Board, Refunding GARB, Restructuring, Series A-2 (AGC), 6.00%, 1/01/23	850	993,284
Jefferson Parish Hospital Service District No. 1, Refunding RB, West Jefferson Medical Center, Series A (AGM), 5.50%, 1/01/26	3,000	3,449,550

BLACKROCK MUNI INTERMEDIATE DURATION FUND, INC.	JANUARY 31, 2015	3

Schedule of Investments (continued)	BlackRock Muni Intermediate Duration Fund, Inc. (MUI) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Louisiana (concluded)
Louisiana Local Government Environmental Facilities & Community Development Authority, Refunding RB, BRCC Facilities Corp. Project:
5.00%, 12/01/27	$3,445	$3,986,520
5.00%, 12/01/28	3,715	4,283,395
Louisiana Public Facilities Authority, Refunding RB, Entergy Gulf States Louisiana LLC Project, Series A, 5.00%, 9/01/28	2,000	2,047,300
State of Louisiana Gasoline & Fuels Tax Revenue, Refunding RB, 4.00%, 5/01/34	5,750	6,192,060
Terrebonne Levee & Conservation District, RB, Sales Tax, 5.00%, 7/01/28	3,660	4,236,377

		27,575,706
Maine — 0.3%
Portland Housing Development Corp., Refunding RB, Senior Living, Retirement Facilities, Series A, 6.00%, 2/01/34	1,965	1,987,342
Maryland — 0.8%
Maryland EDC, RB, Transportation Facilities Project, Series A, 5.13%, 6/01/20	1,750	1,956,745
Maryland Health & Higher Educational Facilities Authority, RB, Johns Hopkins Health System, Series B, 5.00%, 7/01/33	1,140	1,325,182
Maryland Health & Higher Educational Facilities Authority, Refunding RB, 5.00%, 7/01/33 (f)	1,500	1,755,285

		5,037,212
Massachusetts — 2.1%
Massachusetts Health & Educational Facilities Authority, Refunding RB, Winchester Hospital, 5.00%, 7/01/25	1,060	1,193,804
Massachusetts School Building Authority, RB, Dedicated Sales Tax, Series A (AGM), 5.00%, 8/15/15 (c)	5,870	6,024,909
Municipal Bonds	Par (000)	Value
Massachusetts (concluded)
Massachusetts School Building Authority, Refunding RB, Senior Series A, 5.00%, 8/15/25	$5,000	$6,165,850

		13,384,563
Michigan — 2.7%
Manistee Area Public Schools, GO, Refunding, (Q-SBLF), 5.00%, 5/01/25	1,000	1,165,890
Michigan Finance Authority, Refunding RB, Senior Lien, Detroit Water and Sewer, Series C-3, 5.00%, 7/01/31	4,000	4,620,160
Michigan State Building Authority, Refunding RB, Facilities Program, Series II-A, 5.00%, 10/15/24	2,500	2,949,225
Michigan State Hospital Finance Authority, Refunding RB, Henry Ford Health System, 5.25%, 11/15/24	4,900	5,644,947
State of Michigan Trunk Line Revenue, RB, 5.00%, 11/15/31	2,000	2,356,000

		16,736,222
Minnesota — 1.7%
City of Shakopee Minnesota Health Care Facilities, Refunding RB, St. Francis Regional Medical Center, 5.00%, 9/01/29	400	477,612
City of St. Cloud Minnesota, Refunding RB, Centracare Health System, Series A, 4.25%, 5/01/21	2,300	2,602,197
University of Minnesota, RB, Biomedical Science Research Facilities Funding Program:
Series B, 5.00%, 8/01/36	1,000	1,166,150
Series C, 5.00%, 8/01/27	1,390	1,683,026
Series C, 5.00%, 8/01/28	740	890,390
Series C, 5.00%, 8/01/29	1,555	1,860,324
Series C, 5.00%, 8/01/30	1,635	1,946,353

		10,626,052
Mississippi — 0.8%
Mississippi Business Finance Corp., Refunding RB, System Energy Resource, Inc. Project, 5.88%, 4/01/22	5,000	5,005,750

4	BLACKROCK MUNI INTERMEDIATE DURATION FUND, INC.	JANUARY 31, 2015

Schedule of Investments (continued)	BlackRock Muni Intermediate Duration Fund, Inc. (MUI) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Missouri — 1.8%
Health & Educational Facilities Authority of the State of Missouri, Refunding RB, Series A, 5.00%, 6/01/30	$2,000	$2,382,760
Missouri Joint Municipal Electric Utility Commission Power, RB, Prairie State Project, Series A (BHAC), 5.00%, 1/01/32	5,000	5,362,400
Missouri State Environmental Improvement & Energy Resource Authority, Refunding RB, Revolving Funds Program, Series A, 5.00%, 1/01/25	3,150	3,835,031

		11,580,191
Montana — 0.7%
Montana State Board of Regents, RB, 5.00%, 11/15/30	1,000	1,205,820
Yellowstone County School District No 2 Billings, GO:
5.00%, 6/15/30	715	877,627
4.50%, 6/15/31	1,780	2,092,105

		4,175,552
Nebraska — 1.0%
Lancaster County Hospital Authority No. 1, Refunding RB, Immanuel Obligation Group, 5.50%, 1/01/30	1,000	1,135,060
Nebraska Public Power District, RB, 3.00%, 1/01/33 (f)	1,880	1,854,789
Nebraska Public Power District, Refunding RB, Series A:
5.00%, 1/01/30	1,000	1,166,220
5.00%, 1/01/32	2,000	2,313,100

		6,469,169
Nevada — 1.6%
Clark County Department of Aviation, Refunding RB, 5.00%, 7/01/33	5,000	5,877,950
County of Humboldt Nevada, Refunding RB, Idaho Power Co. Project, 5.15%, 12/01/24	3,800	4,338,270

		10,216,220
New Jersey — 18.1%
County of Essex New Jersey Improvement Authority, LRB, Newark Project, Series A (AGM), 5.00%, 11/01/20	2,000	2,260,320

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Garden State Preservation Trust, RB, Election of 2005, Series A (AGM), 5.80%, 11/01/15 (c)	$5,050	$5,264,978
New Jersey EDA, RB, AMT:
5.50%, 1/01/26	1,500	1,791,525
5.50%, 1/01/27	1,000	1,181,470
Continental Airlines, Inc. Project, 5.13%, 9/15/23	6,040	6,602,505
New Jersey EDA, Refunding RB:
New Jersey American Water Co., Series E, AMT, 4.70%, 12/01/25	3,000	3,317,880
School Facilities Construction, Series AA, 4.25%, 12/15/24	3,850	4,136,401
School Facilities Construction, Series EE, 5.00%, 9/01/23	3,465	3,955,367
New Jersey Educational Facilities Authority, RB, Higher Education Facilities Trust Fund, 5.00%, 6/15/28	10,000	11,423,100
New Jersey Health Care Facilities Financing Authority, Refunding RB, Hackensack University Medical, Series B (AGM), 4.00%, 1/01/24	635	691,725
New Jersey Higher Education Student Assistance Authority, Refunding RB:
Series 1, AMT, 5.50%, 12/01/26	1,665	1,897,467
Series 1, AMT, 5.00%, 12/01/27	2,585	2,585,026
Student Loan, Series 1A, 4.75%, 12/01/21	1,930	2,069,462
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing, Series X, AMT, 5.10%, 10/01/23	870	913,587
New Jersey State Turnpike Authority, Refunding RB, Series B, 5.00%, 1/01/29	10,000	11,715,400
New Jersey Transportation Trust Fund Authority, RB:
5.25%, 6/15/32	10,000	11,677,500
Series B, 5.25%, 6/15/26	3,500	4,005,750
Transportation Program, Series AA, 5.25%, 6/15/31	12,000	13,842,000
Transportation System, Series A, 5.25%, 6/15/24	3,185	3,698,103
Transportation System, Series B, 5.50%, 6/15/31	13,970	16,443,109

BLACKROCK MUNI INTERMEDIATE DURATION FUND, INC.	JANUARY 31, 2015	5

Schedule of Investments (continued)	BlackRock Muni Intermediate Duration Fund, Inc. (MUI) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey (concluded)
Newark Housing Authority, RB, Series A:
5.00%, 12/01/23	$1,230	$1,480,945
5.00%, 12/01/25	1,345	1,600,268
South Jersey Port Corp., RB, Marine Terminal, Series O-1 (AGC), 4.63%, 1/01/23	1,375	1,509,846

		114,063,734
New York — 17.9%
City of New York New York, GO, Refunding:
Series B, 5.00%, 8/01/30	1,140	1,344,117
Series E, 5.00%, 8/01/24	4,000	4,651,160
Series E, 5.00%, 8/01/30	6,230	7,378,127
City of New York New York, GO:
Series D1, 5.13%, 12/01/26	4,615	5,190,214
Sub-Series B-1, 5.25%, 9/01/22	8,250	9,503,175
Sub-Series I-1, 5.50%, 4/01/21	5,000	5,898,200
County of Essex New York Industrial Development Agency, Refunding RB, International Paper Co. Project, Series A, AMT, 5.20%, 12/01/23	5,000	5,137,550
County of Westchester New York Healthcare Corp., Refunding RB, Senior Lien, Remarketing, Series A:
5.00%, 11/01/24	5,470	6,308,442
5.00%, 11/01/30	1,000	1,127,360
Long Island Power Authority, Refunding RB, Electric System, Series A, 5.50%, 4/01/24	1,000	1,136,950
Metropolitan Transportation Authority, RB:
Series A, 5.00%, 11/15/25	1,980	2,142,974
Series B, 5.25%, 11/15/33	4,405	5,338,596
Sub-Series B-1, 5.00%, 11/15/24	2,300	2,800,733
Sub-Series B-4, 5.00%, 11/15/24	1,500	1,826,565
Monroe County Industrial Development Corp., Refunding RB, Series A, 5.00%, 7/01/29	5,695	6,808,031
New York City Transitional Finance Authority, BARB, Fiscal 2009, Series S-3, 5.00%, 1/15/23	3,560	4,092,718
New York City Trust for Cultural Resources, Refunding RB, Carnegie Hall, Series A, 5.00%, 12/01/29	2,750	3,186,040
Municipal Bonds	Par (000)	Value
New York (continued)
New York State Dormitory Authority, RB:
Education, Series D, 5.00%, 9/15/16 (c)	$5	$5,379
Fordham University, Series A, 5.25%, 7/01/25	900	1,078,983
Mount Sinai School of Medicine, Series A (NPFGC), 5.15%, 7/01/24	1,000	1,182,230
Municipal Health Facilities Lease, Sub-Series 2-4, 5.00%, 1/15/27	6,900	7,730,760
New York University Hospitals Center, Series A, 5.00%, 7/01/22	1,725	2,011,246
New York University Hospitals Center, Series A, 5.13%, 7/01/23	1,670	1,953,132
North Shore-Long Island Jewish Health System, Series A, 5.50%, 5/01/30	1,495	1,725,080
New York State Dormitory Authority, Refunding RB:
North Shore-Long Island Jewish Obligated Group, Series E, 5.00%, 5/01/22	650	742,904
Yeshiva University, 4.25%, 9/01/24	2,750	2,801,562
New York State Urban Development Corp., RB, Service Contract, Series B, 5.00%, 1/01/21	8,000	9,040,160
Port Authority of New York & New Jersey, ARB, JFK International Air Terminal LLC Project, 5.00%, 12/01/20	2,475	2,879,638
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, 152nd Series, AMT, 5.00%, 11/01/23	1,000	1,110,060
Port Authority of New York & New Jersey, Refunding RB, Consolidated, 153rd Series, 5.00%, 7/15/24	2,010	2,286,114
State of New York Dormitory Authority, RB, Mental Health Services (AGM):
5.00%, 8/15/18 (c)	30	34,488
5.00%, 8/15/18 (c)	10	11,496
5.00%, 2/15/22	3,950	4,489,254

6	BLACKROCK MUNI INTERMEDIATE DURATION FUND, INC.	JANUARY 31, 2015

Schedule of Investments (continued)	BlackRock Muni Intermediate Duration Fund, Inc. (MUI) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (concluded)
State of New York Dormitory Authority, RB, Mental Health Services, (AGM) (concluded):
2nd Series, 5.00%, 8/15/18 (c)	$10	$11,496

		112,964,934
North Carolina — 1.5%
City of Charlotte North Carolina, RB, Charlotte Douglas Airport, Series A, 5.00%, 7/01/33	4,000	4,569,200
County of Gaston North Carolina Industrial Facilities & Pollution Control Financing Authority, RB, Exempt Facilities, National Gypsum Co. Project, AMT, 5.75%, 8/01/35	1,105	1,108,492
County of Johnston, Refunding RB, 4.00%, 6/01/32	1,985	2,159,025
North Carolina Medical Care Commission, Refunding RB, WakeMed, Series A, 5.00%, 10/01/31	1,500	1,722,945

		9,559,662
Ohio — 1.1%
State of Ohio Turnpike Commission, RB, Junior Lien, Infrastructure Projects, Series A-1, 5.25%, 2/15/31	6,000	7,190,340
Oklahoma — 0.3%
Stillwater Utilities Authority, RB, Series A, 4.00%, 10/01/31	1,895	2,111,902
Oregon — 1.8%
Home Forward, Refunding RB, Hamilton West Apartments, M/F Housing, 5.00%, 1/01/29	485	567,440
Klamath County School District, GO:
5.00%, 6/15/30	1,000	1,187,000
5.00%, 6/15/31	1,000	1,183,680
Oregon State Facilities Authority, Refunding RB, Series A:
Reed College Project, 5.00%, 7/01/29	1,835	2,136,399
5.00%, 11/15/29	1,000	1,194,210
State of Oregon, GO, Series H, 5.00%, 5/01/36	2,000	2,354,380
Municipal Bonds	Par (000)	Value
Oregon (concluded)
Umatilla County School District No 16R Pendleton, GO, Series A, 5.00%, 6/15/32	$2,000	$2,430,420

		11,053,529
Pennsylvania — 6.0%
City of Philadelphia Pennsylvania, ARB, Series A, AMT, 5.00%, 6/15/20	2,895	3,154,711
City of Pittsburgh Pennsylvania, GO, Refunding, Series B (AGM), 5.25%, 9/01/17	9,630	10,384,414
County of Allegheny Pennsylvania, GO, Refunding, Series C-68, 5.00%, 11/01/25	2,515	2,984,299
County of Allegheny Pennsylvania, GO, Series C-67:
5.00%, 11/01/25	2,700	3,215,106
5.00%, 11/01/26	2,375	2,798,486
Montgomery County IDA Pennsylvania, MRB, Whitemarsh Continuing Care, 6.00%, 2/01/21	3,085	3,095,150
Pennsylvania Turnpike Commission, RB, Sub-Series B, 5.25%, 12/01/31	4,000	4,584,280
South Fork Municipal Authority, Refunding RB, Conemaugh Valley Memorial Hospital, Series A (AGC), 6.00%, 7/01/20 (c)	6,225	7,804,967

		38,021,413
Puerto Rico — 1.6%
Puerto Rico Housing Finance Authority, Refunding RB, M/F Housing, Subordinate, Capital Fund Modernization, 5.13%, 12/01/27	9,450	10,076,724
Rhode Island — 1.9%
Narragansett Bay Commission, Refunding RB, Series B, 5.00%, 9/01/32	4,150	5,041,254
Rhode Island Clean Water Finance Agency, RB, 5.00%, 10/01/32	1,435	1,726,649
Rhode Island Health & Educational Building Corp., RB, City of Newport Issue Financing Program, Series C, 5.00%, 5/15/30	2,305	2,681,845

BLACKROCK MUNI INTERMEDIATE DURATION FUND, INC.	JANUARY 31, 2015	7

Schedule of Investments (continued)	BlackRock Muni Intermediate Duration Fund, Inc. (MUI) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Rhode Island (concluded)
Rhode Island Health & Educational Building Corp., Refunding RB, 5.00%, 9/01/32	$2,000	$2,394,420

		11,844,168
South Carolina — 0.2%
County of Florence South Carolina, Refunding RB, McLeod Regional Medical Center, Series A, 4.50%, 11/01/25	1,000	1,099,290
South Dakota — 0.2%
South Dakota Health & Educational Facilities Authority, Refunding RB, Regional Health, 5.00%, 9/01/25	1,000	1,138,130
Tennessee — 1.3%
County of Memphis-Shelby Tennessee Sports Authority, Inc., Refunding RB, Memphis Arena Project:
Series A, 5.00%, 11/01/23	2,695	3,100,894
Series B, 5.00%, 11/01/22	1,000	1,153,580
Knox County Health Educational & Housing Facility Board Tennessee, Refunding RB, Eastowne Village Project, 4.00%, 6/01/31 (b)	3,490	3,776,983

		8,031,457
Texas — 7.9%
City of Grapevine Texas, GO, 5.00%, 2/15/33	5,685	6,719,045
City of Houston Texas, Refunding ARB, Series A:
Senior Lien, 5.25%, 7/01/29	4,055	4,556,401
Subordinate Lien, AMT, 5.00%, 7/01/25	1,500	1,744,785
Subordinate Lien, AMT, 5.00%, 7/01/32	1,010	1,146,320
Dallas-Fort Worth International Airport Facilities Improvement Corp., ARB, Series 2001-A-1, AMT, 6.15%, 1/01/16	4,000	4,019,960
Dallas/Fort Worth International Airport, Refunding RB, AMT:
Series E, 5.00%, 11/01/26	2,185	2,534,928
Series E, 5.00%, 11/01/27	4,960	5,728,105
Series F, 5.00%, 11/01/31	6,345	7,222,450
Love Field Airport Modernization Corp., RB, Southwest Airlines Co. Project, AMT, 5.00%, 11/01/28	1,000	1,122,090

Municipal Bonds	Par (000)	Value
Texas (concluded)
Red River Education Financing Corp., RB, 5.00%, 3/15/33	$1,340	$1,575,210
San Jacinto River Authority, RB, Special Project (AGM), 5.25%, 10/01/25	2,910	3,356,743
Socorro ISD, GO, Refunding, School Building (PSF-GTD), 5.00%, 8/15/32	2,500	2,921,075
Via Metropolitan Transit Authority, Refunding RB:
5.25%, 8/01/28	1,585	1,867,162
5.25%, 8/01/29	1,720	2,014,171
5.25%, 8/01/33	3,000	3,474,000

		50,002,445
U.S. Virgin Islands — 1.9%
Virgin Islands Public Finance Authority, Refunding RB:
Series A, 5.25%, 10/01/24	5,000	6,252,400
Series C, 5.00%, 10/01/30	5,000	5,738,700

		11,991,100
Vermont — 1.0%
University of Vermont & State Agricultural College, Refunding RB, 4.00%, 10/01/30	5,565	6,196,961
Virginia — 1.0%
Virginia Commonwealth Transportation Board, RB, 5.00%, 5/15/28	5,000	5,949,950
Washington — 1.7%
Snohomish County School District No. 15 Edmonds, GO, 5.00%, 6/01/16 (c)	10,000	10,619,000
West Virginia — 1.0%
West Virginia Hospital Finance Authority, Refunding RB, Charleston Area Medical Center, Inc., Series A, 5.13%, 9/01/23	4,000	4,505,800
West Virginia University, RB, West Virginia University Project, Series B, 5.00%, 10/01/30	1,500	1,754,100

		6,259,900
Wisconsin — 2.4%
Public Finance Authority, Refunding RB, AMT:
National Gypsum Co., 5.25%, 4/01/30	2,410	2,494,254
Wisconsin Airport Facilities, Senior Obligated Group, Series B, 5.25%, 7/01/28	4,765	5,318,788

8	BLACKROCK MUNI INTERMEDIATE DURATION FUND, INC.	JANUARY 31, 2015

Schedule of Investments (continued)	BlackRock Muni Intermediate Duration Fund, Inc. (MUI) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Wisconsin (concluded)
WPPI Energy, Refunding RB, Supply System, Series A:
5.00%, 7/01/31	$1,600	$1,905,696
5.00%, 7/01/32	1,275	1,512,775
5.00%, 7/01/33	3,500	4,091,080

		15,322,593
Total Municipal Bonds — 136.8%		861,643,854

Municipal Bonds Transferred to Tender Option Bond Trusts (g)
Illinois — 1.5%
Du Page & Will Counties Community School District No. 204, GO, School Building, Series A (NPFGC), 5.25%, 12/30/22	8,650	9,598,037
Louisiana — 2.3%
State of Louisiana, GO, Series A, 5.00%, 8/01/24	12,000	14,715,120
Massachusetts — 1.9%
Massachusetts Development Finance Agency, Refunding RB, Partners Healthcare, Series L, 5.00%, 7/01/31	10,175	11,924,881
Minnesota — 1.9%
State of Minnesota, GO, State Various Purposes, Series A, 4.00%, 8/01/29	10,525	11,990,353
New York — 7.9%
City of New York New York, GO, Refunding, Series E, 5.00%, 8/01/27	3,507	4,075,170
City of New York New York, GO, Series I, 5.00%, 3/01/32	7,009	8,362,817
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, Series A, 4.75%, 6/15/30	8,000	8,704,640
Metropolitan Transportation Authority, RB, Series B, 5.25%, 11/15/25	4,001	4,749,883
Municipal Bonds Transferred to Tender Option Bond Trusts (g)	Par (000)	Value
New York (concluded)
New York State Urban Development Corp., RB, Personal Income Tax, Series A-1, 5.00%, 3/15/32	$5,501	$6,510,888
Port Authority of New York & New Jersey, ARB, Consolidated, 169th Series, AMT, 5.00%, 10/15/26	5,530	6,362,099
Port Authority of New York & New Jersey, RB, 178th Series, AMT, 5.00%, 12/01/32	4,009	4,664,360
Sales Tax Asset Receivable Corp., Refunding RB, Fiscal 2015, Series A, 5.00%, 10/15/31	5,010	6,220,216

		49,650,073
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 15.5%		97,878,464
Total Long-Term Investments (Cost — $874,436,859) — 152.3%		959,522,318

Short-Term Securities	Shares
FFI Institutional Tax-Exempt Fund, 0.03% (h)(i)	5,967,057	5,967,057
Total Short-Term Securities (Cost — $5,967,057) — 1.0%		5,967,057
Total Investments (Cost — $880,403,916*) — 153.3%		965,489,375
Other Assets Less Liabilities — 0.7%		4,242,691
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (8.4%)		(52,943,499)
VMTP Shares, at Liquidation Value — (45.6%)		(287,100,000)

Net Assets Applicable to Common Shares — 100.0%		$629,688,567

*	As of January 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$830,107,434

Gross unrealized appreciation	$85,158,534
Gross unrealized depreciation	(2,708,441)

Net unrealized appreciation	$82,450,093

Notes to Schedule of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date.

BLACKROCK MUNI INTERMEDIATE DURATION FUND, INC.	JANUARY 31, 2015	9

Schedule of Investments (continued)	BlackRock Muni Intermediate Duration Fund, Inc. (MUI)

(c)	U.S. government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(d)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.

(e)	Non-income producing security.

(f)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$1,854,789	$25,775
Morgan Stanley & Co. LLC	$1,755,285	$8,385

(g)	Represent bonds transferred to a TOB. In exchange for which the Fund received cash and residual interest certificates. These bonds serve as collateral in a financing transaction.

(h)	During the period ended January 31, 2015, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at April 30, 2014	Net Activity	Shares Held at January 31, 2015	Income
FFI Institutional Tax-Exempt Fund	25,184,531	(19,217,474)	5,967,057	$2,090

(i)	Represents the current yield as of report date.

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BARB	Building Aid Revenue Bonds
BHAC	Berkshire Hathaway Assurance Corp.
COP	Certificates of Participation
EDA	Economic Development Authority
EDC	Economic Development Corp.
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
IDA	Industrial Development Authority
ISD	Independent School District
LRB	Lease Revenue Bonds
M/F	Multi-Family
MRB	Mortgage Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
RB	Revenue Bonds
S/F	Single-Family

10	BLACKROCK MUNI INTERMEDIATE DURATION FUND, INC.	JANUARY 31, 2015

Schedule of Investments (continued)	BlackRock Muni Intermediate Duration Fund, Inc. (MUI)

•	As of January 31, 2015, financial futures contracts outstanding were as follows:

Contracts Short	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
(788)	10-Year U.S. Treasury Note	Chicago Board of Trade	March 2015	$103,129,500	$(2,868,355)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of January 31, 2015, the following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$959,522,318	—	$959,522,318
Short-Term Securities	$5,967,057	—	—	5,967,057

Total	$5,967,057	$959,522,318	—	$965,489,375

[1] See above Schedule of Investments for values in each state or political subdivision.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(2,868,355)	—	—	$(2,868,355)
[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

BLACKROCK MUNI INTERMEDIATE DURATION FUND, INC.	JANUARY 31, 2015	11

Schedule of Investments (concluded)	BlackRock Muni Intermediate Duration Fund, Inc. (MUI)

As of January 31, 2015, the Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. Such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$1,069,000	—	—	$1,069,000
Liabilities:
TOB trust certificates	—	$(52,931,848)	—	(52,931,848)
VMTP Shares	—	(287,100,000)	—	(287,100,000)

Total	$1,069,000	$(340,031,848)	—	$(338,962,848)

During the period ended January 31, 2015, there were no transfers between levels.

12	BLACKROCK MUNI INTERMEDIATE DURATION FUND, INC.	JANUARY 31, 2015

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Muni Intermediate Duration Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Muni Intermediate Duration Fund, Inc.

Date: March 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Muni Intermediate Duration Fund, Inc.

Date: March 25, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Muni Intermediate Duration Fund, Inc.

Date: March 25, 2015